INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INVENTORIES [Abstract]
Raw materials	$ 8,104	$ 10,702
Work in progress	562	1,950
Finished goods	5,304	7,626
Inventories	13,970	20,278
Write down of inventories	$ 6,160	$ 857	$ 180